OTHER NON-CURRENT ASSETS ( Schedule of right of use assets and the amortization) (Details) $ in Thousands	Dec. 31, 2019 USD ($)
Investments, All Other Investments [Abstract]
Right Of Use Assets Excluding Accumulated Amortization	$ 38,780
Less: accumulated amortization	(2,511)
Right of use assets	$ 36,269